PORTFOLIO OF INVESTMENTS – as of September 30, 2022 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 90.0% of Net Assets

Non-Convertible Bonds – 88.5%

	ABS Car Loan – 8.3%
$100,000	American Credit Acceptance Receivables Trust, Series 2020-3, Class D, 2.400%, 6/15/2026, 144A	$97,954
335,000	American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.340%, 11/15/2027, 144A	314,376
100,000	American Credit Acceptance Receivables Trust, Series 2022-1, Class D, 2.460%, 3/13/2028, 144A	90,994
230,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class D, 4.040%, 11/18/2024	228,126
235,000	AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D, 1.210%, 12/18/2026	212,159
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A	96,082
620,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.360%, 3/20/2026, 144A	580,450
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class B, 2.680%, 8/20/2026, 144A	90,654
600,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027, 144A	534,749
100,000	CarMax Auto Owner Trust, Series 2021-3, Class D, 1.500%, 1/18/2028	88,102
100,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.470%, 7/17/2028	90,237
208,830	CPS Auto Receivables Trust, Series 2020-C, Class C, 1.710%, 8/17/2026, 144A	207,795
370,000	Credit Acceptance Auto Loan Trust, Series 2020-2A, Class C, 2.730%, 11/15/2029, 144A	357,393
250,000	Credit Acceptance Auto Loan Trust, Series 2020-3A, Class C, 2.280%, 2/15/2030, 144A	233,552
260,000	Credit Acceptance Auto Loan Trust, Series 2021-2A, Class C, 1.640%, 6/17/2030, 144A	235,121
250,000	Credit Acceptance Auto Loan Trust, Series 2021-3A, Class C, 1.630%, 9/16/2030, 144A	222,460
92,296	Drive Auto Receivables Trust, Series 2018-5, Class D, 4.300%, 4/15/2026	92,363
55,123	Drive Auto Receivables Trust, Series 2019-1, Class D, 4.090%, 6/15/2026	54,978
340,000	Drive Auto Receivables Trust, Series 2021-1, Class D, 1.450%, 1/16/2029	316,191
690,000	Drive Auto Receivables Trust, Series 2021-2, Class D, 1.390%, 3/15/2029	632,744
115,000	DT Auto Owner Trust, Series 2021-2A, Class C, 1.500%, 2/16/2027, 144A	105,829
690,000	DT Auto Owner Trust, Series 2021-3A, Class D, 1.310%, 5/17/2027, 144A	614,653
310,401	Exeter Automobile Receivables Trust, Series 2019-4A, Class D, 2.580%, 9/15/2025, 144A	306,274
150,000	Exeter Automobile Receivables Trust, Series 2021-1A, Class D, 1.080%, 11/16/2026	141,789
495,000	Exeter Automobile Receivables Trust, Series 2021-3A, Class D, 1.550%, 6/15/2027	453,336

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	ABS Car Loan – continued
$105,000	Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.560%, 7/17/2028	$98,738
235,000	First Investors Auto Owner Trust, Series 2019-1A, Class D, 3.550%, 4/15/2025, 144A	234,024
285,000	First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.620%, 3/15/2027, 144A	257,481
165,000	Flagship Credit Auto Trust, Series 2021-1, Class D, 1.270%, 3/15/2027, 144A	149,793
175,000	Flagship Credit Auto Trust, Series 2021-2, Class D, 1.590%, 6/15/2027, 144A	156,013
210,000	Flagship Credit Auto Trust, Series 2021-3, Class D, 1.650%, 9/15/2027, 144A	185,332
1,036,022	Ford Credit Auto Owner Trust, Series 2021-A, Class A3, 0.300%, 8/15/2025	1,004,570
270,000	Foursight Capital Automobile Receivables Trust, Series 2021-1, Class D, 1.320%, 3/15/2027, 144A	248,956
170,000	Foursight Capital Automobile Receivables Trust, Series 2021-2, Class D, 1.920%, 9/15/2027, 144A	153,862
285,000	GLS Auto Receivables Issuer Trust, Series 2021-2A, Class D, 1.420%, 4/15/2027, 144A	259,619
183,765	GLS Auto Receivables Trust, Series 2019-2A, Class C, 3.540%, 2/18/2025, 144A	183,130
321,172	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A3, 1.840%, 9/16/2024	319,316
355,199	GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class A3, 0.350%, 10/16/2025	345,002
840,000	GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class A3, 0.510%, 4/16/2026	806,379
548,000	Hertz Vehicle Financing III LLC, Series 2022-1 1A, Class D, 4.850%, 6/25/2026, 144A	478,384
305,000	Hertz Vehicle Financing III LLC, Series 2022-3 3A, Class D, 6.310%, 3/25/2025, 144A	289,952
250,000	Hertz Vehicle Financing LLC, Class D, Series 2022-4A, 6.560%, 9/25/2026, 144A	225,694
1,300,000	Honda Auto Receivables Owner Trust, Series 2020-1, Class A4, 1.630%, 10/21/2026	1,274,447
584,024	Honda Auto Receivables Owner Trust, Series 2021-1, Class A3, 0.270%, 4/21/2025	566,886
330,000	Honda Auto Receivables Owner Trust, Series 2021-2, Class A3, 0.330%, 8/15/2025	318,274
109,519	JPMorgan Chase Bank NA, Series 2021-1, Class D, 1.174%, 9/25/2028, 144A	105,395
170,000	Prestige Auto Receivables Trust, Series 2020-1A, Class E, 3.670%, 2/15/2028, 144A	166,596
318,498	Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.220%, 7/15/2025	316,747
171,888	Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.110%, 12/15/2025	171,400
225,000	Santander Drive Auto Receivables Trust, Series 2020-2, Class D, 2.220%, 9/15/2026	219,935
315,000	Santander Drive Auto Receivables Trust, Series 2021-1, Class D, 1.130%, 11/16/2026	301,588

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	ABS Car Loan – continued
$485,000	Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.330%, 9/15/2027	$455,386
10,734	Toyota Auto Receivables Owner Trust, Series 2019-B, Class A3, 2.570%, 8/15/2023	10,731
238,083	Toyota Auto Receivables Owner Trust, Series 2020-A, Class A3, 1.660%, 5/15/2024	236,536
125,000	Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.650%, 2/17/2026, 144A	118,940
275,000	Westlake Automobile Receivables Trust, Series 2021-2A, Class D, 1.230%, 12/15/2026, 144A	255,972
1,085,000	World Omni Auto Receivables Trust, Series 2021-B, Class A3, 0.420%, 6/15/2026	1,042,080

		17,355,519

	ABS Credit Card – 0.2%
240,000	Brex Commercial Charge Card Master Trust, Series 2021-1, Class A, 2.090%, 7/15/2024, 144A	235,403
265,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.540%, 3/20/2026, 144A	251,750

		487,153

	ABS Home Equity – 4.9%
300,000	BINOM Securitization Trust, Series 2022-RPL1, Class M1, 3.000%, 2/25/2061, 144A(a)	255,042
364,165	CIM Trust, Series 2021-NR2, Class A1, 2.568%, 7/25/2059, 144A(a)	343,132
100,000	CoreVest American Finance Trust, Series 2021-1, Class C, 2.800%, 4/15/2053, 144A	78,540
160,000	CoreVest American Finance Trust, Series 2021-2, Class C, 2.478%, 7/15/2054, 144A	119,567
100,000	CoreVest American Finance Trust, Series 2021-3, Class D, 3.469%, 10/15/2054, 144A	77,364
216,567	Credit Suisse Mortgage Trust, Series 2021-RPL1, Class A1, 1.668%, 9/27/2060, 144A(a)	203,391
100,000	Credit Suisse Mortgage Trust, Series 2021-RPL3, Class M2, 3.750%, 1/25/2060, 144A	80,023
549,275	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 1.796%, 12/27/2060, 144A(a)	504,925
261,265	Federal Home Loan Mortgage Corp., Series 2022-DNA3, Class M1A, 30-day Average SOFR + 2.000%, 4.281%, 4/25/2042, 144A(b)	258,657
260,000	FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.389%, 8/17/2038, 144A	216,948
205,000	FirstKey Homes Trust, Series 2021-SFR2, Class E1, 2.258%, 9/17/2038, 144A	170,498
105,000	FirstKey Homes Trust, Series 2021-SFR2, Class E2, 2.358%, 9/17/2038, 144A	86,263
360,000	FirstKey Homes Trust, Series 2022- SFR2, Class D, 4.500%, 7/17/2039, 144A	329,733
100,000	FRTKL, Series 2021-SFR1, Class E1, 2.372%, 9/17/2038, 144A	83,710
100,000	FRTKL, Series 2021-SFR1, Class E2, 2.522%, 9/17/2038, 144A	83,460

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	ABS Home Equity – continued
$161,951	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068, 144A(a)	$152,748
88,835	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041, 144A	71,418
404,762	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026, 144A	348,820
209,696	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026, 144A	179,481
89,813	Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.250%, 11/25/2059, 144A(a)	89,730
479,272	Legacy Mortgage Asset Trust, Series 2020-GS5, Class A1, 3.250%, 6/25/2060, 144A(a)	467,214
485,000	Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2, 3.250%, 9/25/2059, 144A(a)	425,911
240,185	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.750%, 4/25/2061, 144A(a)	222,837
4,491	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 3.243%, 7/25/2035(a)(c)	3,877
235,000	Progress Residential Trust, Series 2021-SFR2, Class E1, 2.547%, 4/19/2038, 144A	199,477
100,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026, 144A	85,051
100,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026, 144A	84,814
100,000	Progress Residential Trust, Series 2021-SFR4, Class E1, 2.409%, 5/17/2038, 144A	84,533
100,000	Progress Residential Trust, Series 2021-SFR4, Class E2, 2.559%, 5/17/2038, 144A	84,411
120,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038, 144A	100,467
150,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038, 144A	126,733
100,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038, 144A	83,731
165,000	Progress Residential Trust, Series 2021-SFR7, Class E1, 2.591%, 8/17/2040, 144A	129,197
100,000	Progress Residential Trust, Series 2021-SFR7, Class E2, 2.640%, 8/17/2040, 144A	77,884
100,000	Progress Residential Trust, Series 2021-SFR9, Class E1, 2.811%, 11/17/2040, 144A	77,822
360,232	PRPM LLC, Series 2021-1, Class A1, 2.115%, 1/25/2026, 144A(a)	334,232
139,191	PRPM LLC, Series 2021-2, Class A1, 2.115%, 3/25/2026, 144A(a)	129,460
297,735	PRPM LLC, Series 2021-3, Class A1, 1.867%, 4/25/2026, 144A(a)	271,093
103,595	PRPM LLC, Series 2021-4, Class A1, 1.867%, 4/25/2026, 144A(a)	94,263
366,601	PRPM LLC, Series 2021-5, Class A1, 1.793%, 6/25/2026, 144A(a)	329,715
525,000	PRPM LLC, Series 2022-5, Class A1, 6.900%, 9/27/2027, 144A(a)	520,293

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	ABS Home Equity – continued
$390,000	Toorak Mortgage Corp., Series 2021-1, Class A1, 2.240%, 6/25/2024, 144A(a)	$369,999
120,000	Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.000%, 4/25/2056, 144A(a)	116,124
240,000	Towd Point Mortgage Trust, Series 2018-5, Class M1, 3.250%, 7/25/2058, 144A(a)	193,362
268,717	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900%, 10/25/2059, 144A(a)	253,008
115,651	VCAT LLC, Series 2021-NPL1, Class A1, 2.289%, 12/26/2050, 144A(a)	110,731
330,468	VCAT LLC, Series 2021-NPL5, Class A1, 1.868%, 8/25/2051, 144A(a)	302,372
118,150	VOLT XCII LLC, Series 2021-NPL1, Class A1, 1.893%, 2/27/2051, 144A(a)	107,263
291,400	VOLT XCIII LLC, Series 2021-NPL2, Class A1, 1.893%, 2/27/2051, 144A(a)	270,495
257,283	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 2.240%, 2/27/2051, 144A(a)	238,583
182,984	VOLT XCVI LLC, Series 2021-NPL5, Class A1, 2.116%, 3/27/2051, 144A(a)	167,808
360,641	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 2.240%, 4/25/2051, 144A(a)	328,658

		10,124,868

	ABS Other – 2.4%
100,000	Affirm Asset Securitization Trust, Series 2021-B, Class C, 1.400%, 8/17/2026, 144A	89,916
239,535	Apollo Aviation Securitization Equity Trust, Series 2021-1A, Class A, 2.950%, 11/16/2041, 144A	191,022
100,000	Aqua Finance Trust, Series 2021-A, Class B, 2.400%, 7/17/2046, 144A	82,675
430,000	BHG Securitization Trust, Series 2022-A, Class B, 2.700%, 2/20/2035, 144A	370,369
144,152	Business Jet Securities LLC, Series 2021-1A, Class A, 2.162%, 4/15/2036, 144A	126,558
352,338	DB Master Finance LLC, Series 2021-1A, Class A2II, 2.493%, 11/20/2051, 144A	288,175
155,000	Dell Equipment Finance Trust, Series 2020-2, Class D, 1.920%, 3/23/2026, 144A	151,629
100,000	Freedom Financial Trust, Series 2021-2, Class C, 1.940%, 6/19/2028, 144A	96,374
215,000	Freedom Financial Trust, Series 2021-3FP, Class D, 2.370%, 11/20/2028, 144A	190,695
115,000	HPEFS Equipment Trust, Series 2021-1A, Class D, 1.030%, 3/20/2031, 144A	108,454
324,831	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046, 144A	284,890
100,000	Marlette Funding Trust, Series 2021-2A, Class C, 1.500%, 9/15/2031, 144A	91,828
105,000	Marlette Funding Trust, Series 2021-3A, Class C, 1.810%, 12/15/2031, 144A	91,755

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	ABS Other – continued
$120,332	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(a)	$91,527
63,309	MVW LLC, Series 2021-1WA, Class C, 1.940%, 1/22/2041, 144A	56,791
145,000	OneMain Financial Issuance Trust, Series 2018-2A, Class B, 3.890%, 3/14/2033, 144A	137,598
240,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036, 144A	184,958
310,000	OneMain Financial Issuance Trust, Series 2022-S1, Class D, 5.200%, 5/14/2035, 144A	283,094
445,085	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	357,844
100,000	SCF Equipment Leasing LLC, Series 2022-1A, Class D, 3.790%, 11/20/2031, 144A	87,443
60,524	Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class C, 3.120%, 5/20/2036, 144A	56,632
41,001	Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class C, 3.000%, 8/20/2036, 144A	38,307
43,511	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.790%, 11/20/2037, 144A	39,804
502,436	SLAM Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046, 144A	411,364
56,363	SoFi Consumer Loan Program Trust, Series 2019-4, Class C, 2.840%, 8/25/2028, 144A	56,082
231,433	Textainer Marine Containers VII Ltd., Series 2021-1A, Class A, 1.680%, 2/20/2046, 144A	195,735
372,400	Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.230%, 4/20/2046, 144A	319,616
252,542	TIF Funding II LLC, Series 2021-1A, Class A, 1.650%, 2/20/2046, 144A	208,948
115,000	Towd Point Mortgage Trust, Series 2011-1, Class M1, 3.750%, 10/25/2056, 144A(a)	106,978
188,978	Wave Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042, 144A	144,020

		4,941,081

	ABS Student Loan – 0.8%
100,000	College Ave Student Loans LLC, Series 2021-A, Class C, 2.920%, 7/25/2051, 144A	88,852
99,508	Commonbond Student Loan Trust, Series 2019-AGS, Class B, 3.040%, 1/25/2047, 144A	88,334
41,180	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069, 144A	37,407
202,126	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069, 144A	177,802
135,000	Navient Private Education Refi Loan Trust, Series 2021-A, Class B, 2.240%, 5/15/2069, 144A	112,775
100,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069, 144A	67,350
195,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070, 144A	134,607

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	ABS Student Loan – continued
$139,459	SMB Private Education Loan Trust, Series 2018-C, Class A2A, 3.630%, 11/15/2035, 144A	$134,113
486,399	SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.230%, 9/15/2037, 144A	453,775
180,972	SMB Private Education Loan Trust, Series 2021-A, Class A2A2, 1-month LIBOR + 0.730%, 3.548%, 1/15/2053, 144A(b)	173,770
210,000	SMB Private Education Loan Trust, Series 2021-B, Class B, 2.650%, 7/17/2051, 144A	167,259
100,000	SoFi Professional Loan Program LLC, Series 2017-A, Class C, 4.430%, 3/26/2040, 144A(a)	89,509

		1,725,553

	ABS Whole Business – 0.9%
238,750	DB Master Finance LLC, Series 2017-1A, Class A2II, 4.030%, 11/20/2047, 144A	217,799
162,663	Domino’s Pizza Master Issuer LLC, Series 2018-1A, Class A2II, 4.328%, 7/25/2048, 144A	149,825
97,500	Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.668%, 10/25/2049, 144A	84,071
602,375	Domino’s Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.662%, 4/25/2051, 144A	496,046
98,750	Hardee’s Funding LLC, Series 2021-1A, Class A2, 2.865%, 6/20/2051, 144A	78,217
192,000	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.666%, 9/05/2048, 144A	180,747
456,550	Taco Bell Funding LLC, Series 2021-1A, Class A2II, 2.294%, 8/25/2051, 144A	364,803
261,688	Wendy’s Funding LLC, Series 2021-1A, Class A2I, 2.370%, 6/15/2051, 144A	208,034

		1,779,542

	Aerospace & Defense – 1.5%
1,215,000	Boeing Co. (The), 2.196%, 2/04/2026	1,078,237
85,000	Boeing Co. (The), 3.100%, 5/01/2026	77,597
510,000	Boeing Co. (The), 3.625%, 2/01/2031	423,325
85,000	Boeing Co. (The), 3.625%, 3/01/2048	52,862
45,000	Boeing Co. (The), 3.750%, 2/01/2050	29,066
390,000	Boeing Co. (The), 3.850%, 11/01/2048	252,430
225,000	Boeing Co. (The), 3.950%, 8/01/2059	139,781
115,000	Boeing Co. (The), 5.150%, 5/01/2030	106,380
111,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	101,724
1,125,000	Textron, Inc., 3.000%, 6/01/2030	926,296

		3,187,698

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Airlines – 1.3%
$1,209,053	Air Canada Pass Through Trust, Series 2020-2A, 5.250%, 10/01/2030, 144A	$1,133,536
42,159	American Airlines Pass Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	36,499
432,250	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.500%, 6/20/2027, 144A	423,077
178,054	U.S. Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	177,654
399,934	U.S. Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	361,368
215,104	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	187,227
417,492	United Airlines Pass Through Trust, Series 2020-1, Class A, 5.875%, 4/15/2029	400,329

		2,719,690

	Automotive – 0.8%
1,614,000	General Motors Co., 5.200%, 4/01/2045	1,228,933
250,000	General Motors Co., 6.250%, 10/02/2043	217,157
315,000	General Motors Financial Co., Inc., 1.050%, 3/08/2024	295,207

		1,741,297

	Banking – 9.6%
200,000	Ally Financial, Inc., 2.200%, 11/02/2028	154,514
245,000	Ally Financial, Inc., 5.750%, 11/20/2025	237,624
420,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 4/17/2025, 144A	408,349
370,000	Bank of America Corp., (fixed rate to 10/24/2030, variable rate thereafter), MTN, 1.922%, 10/24/2031	273,688
635,000	Bank of America Corp., (fixed rate to 12/20/2022, variable rate thereafter), 3.004%, 12/20/2023	631,629
1,244,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	1,104,546
335,000	Bank of America Corp., (fixed rate to 4/29/2030, variable rate thereafter), 2.592%, 4/29/2031	265,676
235,000	Bank of America Corp., (fixed rate to 7/23/2030, variable rate thereafter), MTN, 1.898%, 7/23/2031	174,983
314,000	Bank of America Corp., (fixed rate to 9/21/2031, variable rate thereafter), 2.482%, 9/21/2036	226,799
314,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	298,308

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Banking – continued
$536,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	$496,573
950,000	Barclays PLC, (fixed rate to 11/24/2026, variable rate thereafter), 2.279%, 11/24/2027	795,645
555,000	Barclays PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.375%(d)	342,047
1,245,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	914,850
1,145,000	BNP Paribas S.A., 2.824%, 1/26/2041, 144A	680,462
415,000	BNP Paribas S.A., (fixed rate to 1/20/2027, variable rate thereafter), 2.591%, 1/20/2028, 144A	354,400
1,040,000	BNP Paribas S.A., (fixed rate to 3/01/2028, variable rate thereafter), 4.375%, 3/01/2033, 144A	897,645
1,060,000	Citigroup, Inc., (fixed rate to 3/31/2030, variable rate thereafter), 4.412%, 3/31/2031	950,957
80,000	Citigroup, Inc., (fixed rate to 6/03/2030, variable rate thereafter), 2.572%, 6/03/2031	62,921
640,000	Credit Agricole S.A., 2.811%, 1/11/2041, 144A	379,454
250,000	Credit Agricole S.A., (fixed rate to 1/10/2028, variable rate thereafter), EMTN, 4.000%, 1/10/2033	215,447
405,000	Credit Suisse Group AG, (fixed rate to 7/15/2025, variable rate thereafter), 6.373%, 7/15/2026, 144A	391,485
395,000	Credit Suisse Group AG, (fixed rate to 8/11/2027, variable rate thereafter), 6.442%, 8/11/2028, 144A	367,409
265,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	171,779
400,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	269,379
2,125,000	Goldman Sachs Group, Inc. (The), (fixed rate to 8/23/2027, variable rate thereafter), 4.482%, 8/23/2028	1,994,305
220,000	JPMorgan Chase & Co., (fixed rate to 10/15/2029, variable rate thereafter), 2.739%, 10/15/2030	178,880
740,000	JPMorgan Chase & Co., (fixed rate to 11/19/2030, variable rate thereafter), 1.764%, 11/19/2031	540,887
200,000	Morgan Stanley, 3.950%, 4/23/2027	185,857
1,205,000	Morgan Stanley, (fixed rate to 2/13/2031, variable rate thereafter), MTN, 1.794%, 2/13/2032	880,639
533,000	Morgan Stanley, GMTN, 4.350%, 9/08/2026	507,642
1,727,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	1,768,190
655,000	NatWest Group PLC, (fixed rate to 6/14/2026, variable rate thereafter), 1.642%, 6/14/2027	549,907
200,000	NatWest Group PLC, (fixed rate to 9/30/2027, variable rate thereafter), 5.516%, 9/30/2028	189,815
1,685,000	Societe Generale S.A., (fixed rate to 7/08/2030, variable rate thereafter), 3.653%, 7/08/2035, 144A	1,274,064
255,000	Synchrony Bank, 5.400%, 8/22/2025	248,623

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Banking – continued
$330,000	Synchrony Bank, 5.625%, 8/23/2027	$315,351
540,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	401,511

		20,102,240

	Brokerage – 0.3%
733,000	Jefferies Group LLC, 6.250%, 1/15/2036	684,609

	Building Materials – 1.1%
1,045,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	823,437
310,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%, 144A(d)	248,389
211,000	Masco Corp., 6.500%, 8/15/2032	211,724
104,000	Masco Corp., 7.750%, 8/01/2029	113,538
778,000	Owens Corning, 7.000%, 12/01/2036	801,897

		2,198,985

	Cable Satellite – 1.8%
265,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.300%, 2/01/2032	189,234
1,285,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.800%, 4/01/2031	971,393
220,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 4/01/2033	182,175
890,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.700%, 4/01/2051	539,385
30,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.850%, 4/01/2061	17,514
1,580,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.950%, 6/30/2062	936,928
165,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.125%, 7/01/2049	120,951
800,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	544,000
125,000	DISH DBS Corp., 5.125%, 6/01/2029	73,437
170,000	DISH DBS Corp., 5.250%, 12/01/2026, 144A	139,272
145,000	Time Warner Cable LLC, 5.500%, 9/01/2041	113,813

		3,828,102

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Chemicals – 0.5%
$200,000	Alpek SAB de CV, 3.250%, 2/25/2031, 144A	$147,838
200,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030, 144A	161,640
400,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050, 144A	283,400
80,000	Celanese U.S. Holdings LLC, 6.330%, 7/15/2029	74,562
60,000	Celanese U.S. Holdings LLC, 6.379%, 7/15/2032	55,756
525,000	Orbia Advance Corp. SAB de CV, 2.875%, 5/11/2031, 144A	383,560

		1,106,756

	Collateralized Mortgage Obligations – 0.1%
139,708	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035	142,520

	Construction Machinery – 2.0%
200,000	Ashtead Capital, Inc., 5.500%, 8/11/2032, 144A	185,623
2,680,000	Caterpillar Financial Services Corp., MTN, 0.450%, 5/17/2024	2,506,661
895,000	Caterpillar Financial Services Corp., MTN, 0.950%, 1/10/2024	857,164
220,000	John Deere Capital Corp., MTN, 0.900%, 1/10/2024	210,117
340,000	John Deere Capital Corp., MTN, 1.250%, 1/10/2025	315,521

		4,075,086

	Consumer Cyclical Services – 1.1%
275,000	Expedia Group, Inc., 2.950%, 3/15/2031	213,339
1,210,000	Expedia Group, Inc., 3.250%, 2/15/2030	981,322
535,000	Expedia Group, Inc., 3.800%, 2/15/2028	475,126
210,000	Uber Technologies, Inc., 4.500%, 8/15/2029, 144A	176,531
375,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	367,500

		2,213,818

	Consumer Products – 0.3%
360,000	Hasbro, Inc., 6.600%, 7/15/2028	368,007

300,000	Natura Cosmeticos S.A., 4.125%, 5/03/2028, 144A	237,000

		605,007

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Diversified Manufacturing – 0.3%
$510,000	GE Capital Funding LLC, 4.550%, 5/15/2032	$472,553
241,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	215,917

		688,470

	Electric – 0.4%
95,000	Edison International, 4.950%, 4/15/2025	93,073
140,000	Pacific Gas & Electric Co., 3.250%, 6/01/2031	106,814
45,000	Pacific Gas & Electric Co., 3.500%, 8/01/2050	27,385
225,000	Pacific Gas & Electric Co., 4.250%, 3/15/2046	151,211
290,000	Pacific Gas & Electric Co., 4.300%, 3/15/2045	192,461
310,000	Pacific Gas & Electric Co., 4.750%, 2/15/2044	222,045
100,000	Pacific Gas & Electric Co., 5.450%, 6/15/2027	94,201

		887,190

	Finance Companies – 3.7%
315,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	252,619
400,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	300,827
290,000	Air Lease Corp., 3.125%, 12/01/2030	228,338
196,000	Air Lease Corp., 4.625%, 10/01/2028	175,938
125,000	Air Lease Corp., MTN, 3.000%, 2/01/2030	98,989
395,000	Ares Capital Corp., 2.875%, 6/15/2028	310,890
565,000	Ares Capital Corp., 3.200%, 11/15/2031	402,726
345,000	Aviation Capital Group LLC, 1.950%, 1/30/2026, 144A	289,596
310,000	Barings BDC, Inc., 3.300%, 11/23/2026, 144A	257,126
1,110,000	Blackstone Secured Lending Fund, 2.125%, 2/15/2027	895,316
390,000	FS KKR Capital Corp., 3.125%, 10/12/2028	302,849

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Finance Companies – continued
$84,000	Navient Corp., MTN, 5.625%, 8/01/2033	$56,463
155,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	130,517
440,000	Owl Rock Capital Corp., 2.875%, 6/11/2028	335,081
1,920,000	Owl Rock Capital Corp., 4.250%, 1/15/2026	1,755,921
110,000	Owl Rock Technology Finance Corp., 2.500%, 1/15/2027	88,255
375,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	307,500
330,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	253,985
995,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	721,230
865,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	594,699

		7,758,865

	Financial Other – 0.1%
200,000	CIFI Holdings Group Co. Ltd., 6.450%, 11/07/2024	47,426
200,000	Country Garden Holdings Co. Ltd., 3.300%, 1/12/2031	56,132
200,000	Logan Group Co. Ltd., 4.850%, 12/14/2026(e)	32,800
200,000	Shimao Group Holdings Ltd., 4.750%, 7/03/2022(f)	26,286
200,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(f)	23,588
200,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026(f)	24,212
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(f)	24,784
200,000	Times China Holdings Ltd., 5.750%, 1/14/2027	19,848
200,000	Times China Holdings Ltd., 6.200%, 3/22/2026	22,144

		277,220

	Food & Beverage – 0.3%
185,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.000%, 2/02/2029, 144A	151,363
225,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.750%, 12/01/2031, 144A	180,121
300,000	Pilgrim’s Pride Corp., 3.500%, 3/01/2032, 144A	226,266
5,000	Pilgrim’s Pride Corp., 4.250%, 4/15/2031, 144A	3,991

		561,741

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Gaming – 0.7%
$425,000	Genm Capital Labuan Ltd., 3.882%, 4/19/2031, 144A	$290,986
190,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	142,827
365,000	VICI Properties LP/VICI Note Co., Inc., 4.250%, 12/01/2026, 144A	329,447
295,000	VICI Properties LP/VICI Note Co., Inc., 4.500%, 9/01/2026, 144A	269,402
265,000	VICI Properties LP/VICI Note Co., Inc., 4.625%, 6/15/2025, 144A	249,372
215,000	VICI Properties LP/VICI Note Co., Inc., 5.625%, 5/01/2024, 144A	211,291

		1,493,325

	Government Owned – No Guarantee – 0.7%
955,000	Antares Holdings LP, 3.750%, 7/15/2027, 144A	770,957
780,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	726,493
200,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 1/14/2030	47,862

		1,545,312

	Health Insurance – 0.4%
810,000	Centene Corp., 2.500%, 3/01/2031	610,563
155,000	Centene Corp., 2.625%, 8/01/2031	116,819
110,000	Centene Corp., 3.000%, 10/15/2030	87,114

		814,496

	Healthcare – 0.6%
10,000	Cigna Corp., 7.875%, 5/15/2027	10,998
195,000	HCA, Inc., 3.500%, 9/01/2030	161,015
1,192,000	HCA, Inc., 4.500%, 2/15/2027	1,112,745

		1,284,758

	Home Construction – 0.9%
195,000	MDC Holdings, Inc., 3.966%, 8/06/2061	102,919
510,000	MDC Holdings, Inc., 6.000%, 1/15/2043	382,677
260,000	Meritage Homes Corp., 3.875%, 4/15/2029, 144A	206,700
1,226,000	PulteGroup, Inc., 6.000%, 2/15/2035	1,102,664

		1,794,960

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Hybrid ARMs – 0.0%
$7,029	FNMA, 12-month LIBOR + 1.811%, 3.666%, 9/01/2036(b)	$7,225
1,695	FNMA, 6-month LIBOR + 1.460%, 3.737%, 2/01/2037(b)	1,713

		8,938

	Independent Energy – 2.2%
1,160,000	Aker BP ASA, 3.750%, 1/15/2030, 144A	986,055
765,000	Continental Resources, Inc., 2.875%, 4/01/2032, 144A	560,206
13,000	Continental Resources, Inc., 4.500%, 4/15/2023	12,935
960,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	867,704
190,000	Diamondback Energy, Inc., 3.125%, 3/24/2031	154,115
280,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	237,300
370,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031, 144A	302,475
100,000	EQT Corp., 3.125%, 5/15/2026, 144A	91,071
385,000	EQT Corp., 3.625%, 5/15/2031, 144A	320,961
375,000	EQT Corp., 3.900%, 10/01/2027	341,249
75,000	EQT Corp., 5.000%, 1/15/2029	69,978
125,000	EQT Corp., 5.678%, 10/01/2025	124,231
85,000	EQT Corp., 5.700%, 4/01/2028	83,330
440,000	Ovintiv, Inc., 6.500%, 8/15/2034	428,636
40,000	Ovintiv, Inc., 7.375%, 11/01/2031	41,669
65,000	Southwestern Energy Co., 4.750%, 2/01/2032	54,477

		4,676,392

	Leisure – 0.2%
80,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	60,859
250,000	NCL Corp. Ltd., 5.875%, 2/15/2027, 144A	208,155
110,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	77,071

		346,085

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Life Insurance – 2.5%
$490,000	Athene Global Funding, 1.608%, 6/29/2026, 144A	$416,701
975,000	Athene Global Funding, 1.716%, 1/07/2025, 144A	891,238
159,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	112,550
1,488,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	1,983,920
1,560,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	1,727,731

		5,132,140

	Lodging – 0.2%
165,000	Marriott International, Inc., Series HH, 2.850%, 4/15/2031	129,552
40,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	31,612
190,000	Travel & Leisure Co., 4.500%, 12/01/2029, 144A	147,325
65,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	51,379
10,000	Travel & Leisure Co., 6.000%, 4/01/2027	9,011
10,000	Travel & Leisure Co., 6.625%, 7/31/2026, 144A	9,367

		378,246

	Media Entertainment – 1.4%
55,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	45,843
25,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	21,356
110,000	Netflix, Inc., 4.875%, 4/15/2028	102,951
935,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	854,438
60,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	56,400
425,000	Netflix, Inc., 5.875%, 11/15/2028	414,707
645,000	Netflix, Inc., 6.375%, 5/15/2029	640,336
415,000	Warnermedia Holdings, Inc., 3.755%, 3/15/2027, 144A	372,475
155,000	Warnermedia Holdings, Inc., 4.054%, 3/15/2029, 144A	134,064
240,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032, 144A	197,606

		2,840,176

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Metals & Mining – 1.6%
$735,000	Anglo American Capital PLC, 2.875%, 3/17/2031, 144A	$569,397
200,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	180,000
275,000	Freeport-McMoRan, Inc., 4.250%, 3/01/2030	235,158
365,000	Freeport-McMoRan, Inc., 4.625%, 8/01/2030	319,823
500,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	444,405
1,250,000	Glencore Funding LLC, 2.500%, 9/01/2030, 144A	956,475
645,000	Glencore Funding LLC, 2.850%, 4/27/2031, 144A	499,034
85,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	70,125

		3,274,417

	Midstream – 0.7%
240,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	189,724
50,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	46,851
125,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	114,201
588,000	Energy Transfer LP, 5.000%, 5/15/2044	456,858
43,000	ONEOK Partners LP, 6.200%, 9/15/2043	37,613
27,000	Plains All American Pipeline LP/PAA Finance Corp., 2.850%, 1/31/2023	26,805
55,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	46,118
10,000	Plains All American Pipeline LP/PAA Finance Corp., 4.300%, 1/31/2043	6,726
45,000	Plains All American Pipeline LP/PAA Finance Corp., 4.900%, 2/15/2045	33,012
25,000	Targa Resources Corp., 5.200%, 7/01/2027	24,049
70,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	60,200
80,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030	71,801
85,000	Western Midstream Operating LP, 4.300%, 2/01/2030	72,697
195,000	Western Midstream Operating LP, 5.300%, 3/01/2048	160,388
35,000	Western Midstream Operating LP, 5.450%, 4/01/2044	28,712
25,000	Western Midstream Operating LP, 5.500%, 8/15/2048	20,219
120,000	Western Midstream Operating LP, 5.500%, 2/01/2050	96,900

		1,492,874

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Non-Agency Commercial Mortgage-Backed Securities – 2.3%
$345,000	BANK, Series 2021-BN35, Class AS, 2.457%, 6/15/2064	$267,845
95,000	BPR Trust, Series 2021-NRD, Class B, 1-month SOFR + 2.124%, 5.046%, 12/15/2023, 144A(b)	91,212
105,000	BPR Trust, Series 2021-NRD, Class C, 1-month SOFR + 2.424%, 5.346%, 12/15/2023, 144A(b)	99,815
65,000	BPR Trust, Series 2021-NRD, Class D, 1-month SOFR + 3.723%, 6.645%, 12/15/2023, 144A(b)	61,239
290,000	BPR Trust, Series 2022-STAR, Class A, 1-month SOFR + 3.232%, 6.077%, 8/15/2024, 144A(b)	286,401
215,000	Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class AM, 3.416%, 10/15/2045, 144A	213,920
100,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037, 144A	87,671
139,144	Extended Stay America Trust, Series 2021-ESH, Class C, 1-month LIBOR + 1.700%, 4.518%, 7/15/2038, 144A(b)	133,739
99,388	Extended Stay America Trust, Series 2021-ESH, Class D, 1-month LIBOR + 2.250%, 5.068%, 7/15/2038, 144A(b)	95,155
115,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033, 144A(a)	104,874
125,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class B, 3.668%, 3/05/2033, 144A(a)	109,754
125,000	GS Mortgage Securities Trust, Series 2014-GC18, Class AS, 4.383%, 1/10/2047	119,376
185,000	GS Mortgage Securities Trust, Series 2014-GC18, Class B, 4.885%, 1/10/2047(a)	169,568
105,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class A5, 3.598%, 11/15/2048	98,744
420,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 4.472%, 12/15/2047, 144A(a)	414,559
200,000	MedTrust, Series 2021-MDLN, Class C, 1-month LIBOR + 1.800%, 4.618%, 11/15/2038, 144A(b)	190,480
99,849	Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030, 144A	95,351
55,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class C, 4.914%, 10/15/2046(a)	51,985
495,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class C, 4.233%, 9/15/2049(a)	422,354
350,000	RBS Commercial Funding Trust, Series 2013-GSP, Class A, 3.961%, 1/15/2032, 144A(a)	337,961
65,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class BEC, 4.798%, 5/10/2063, 144A(a)	61,554
39,845	UBS-Barclays Commercial Mortgage Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030, 144A	38,363
110,000	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.432%, 7/15/2046(a)	103,246

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$155,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class AS, 4.020%, 8/15/2050	$149,397
72,926	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.420%, 3/15/2044, 144A(a)	29,608
145,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.671%, 8/15/2046(a)	137,643
175,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	157,682
655,000	WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, 4.204%, 11/15/2047(a)	597,353

		4,726,849

	Paper – 0.4%
552,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	606,654
137,000	WestRock MWV LLC, 7.550%, 3/01/2047	150,159
104,000	WestRock MWV LLC, 8.200%, 1/15/2030	116,772

		873,585

	Pharmaceuticals – 0.4%
20,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028, 144A	12,894
35,000	Bausch Health Cos., Inc., 5.000%, 1/30/2028, 144A	12,887
5,000	Bausch Health Cos., Inc., 5.000%, 2/15/2029, 144A	1,939
5,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	1,867
50,000	Bausch Health Cos., Inc., 5.250%, 2/15/2031, 144A	18,802
5,000	Bausch Health Cos., Inc., 6.250%, 2/15/2029, 144A	1,866
5,000	Bausch Health Cos., Inc., 7.000%, 1/15/2028, 144A	1,905
150,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	123,538
425,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	253,972
240,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	203,834
200,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	164,992

		798,496

	Property & Casualty Insurance – 0.8%
1,286,000	Old Republic International Corp., 4.875%, 10/01/2024	1,283,670
555,000	Stewart Information Services Corp., 3.600%, 11/15/2031	427,784

		1,711,454

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	REITs - Apartments – 0.0%
$85,000	American Homes 4 Rent, 2.375%, 7/15/2031	$64,089

	REITs - Office Property – 0.0%
85,000	Corporate Office Properties LP, 2.750%, 4/15/2031	62,490

	REITs - Shopping Centers – 0.0%
70,000	Brixmor Operating Partnership LP, 2.250%, 4/01/2028	56,504

	Retailers – 1.5%
2,680,000	Amazon.com, Inc., 0.450%, 5/12/2024	2,512,302
650,000	AutoZone, Inc., 4.000%, 4/15/2030	583,304
125,000	Tapestry, Inc., 3.050%, 3/15/2032	93,260

		3,188,866

	Supermarkets – 0.0%
39,000	Koninklijke Ahold Delhaize NV, 5.700%, 10/01/2040	38,428

	Technology – 4.7%
715,000	Avnet, Inc., 4.625%, 4/15/2026	688,112
125,000	Broadcom, Inc., 3.137%, 11/15/2035, 144A	87,587
240,000	Broadcom, Inc., 3.187%, 11/15/2036, 144A	164,147
380,000	Broadcom, Inc., 4.150%, 11/15/2030	328,907
85,000	Broadcom, Inc., 4.300%, 11/15/2032	71,369
105,000	CDW LLC/CDW Finance Corp., 2.670%, 12/01/2026	91,074
120,000	CDW LLC/CDW Finance Corp., 3.250%, 2/15/2029	97,450
890,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	692,930
25,000	CDW LLC/CDW Finance Corp., 4.250%, 4/01/2028	22,250
155,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	117,025
250,000	CommScope, Inc., 4.750%, 9/01/2029, 144A	203,915
670,000	Entegris Escrow Corp., 4.750%, 4/15/2029, 144A	590,153
1,325,000	Equinix, Inc., 1.450%, 5/15/2026	1,147,321
885,000	Equinix, Inc., 2.000%, 5/15/2028	724,088

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Technology – continued
$1,175,000	Equinix, Inc., 2.150%, 7/15/2030	$900,828
245,000	Fidelity National Information Services, Inc., 5.100%, 7/15/2032	230,221
70,000	Global Payments, Inc., 2.900%, 11/15/2031	53,520
130,000	Global Payments, Inc., 5.300%, 8/15/2029	122,258
230,000	Global Payments, Inc., 5.400%, 8/15/2032	213,433
130,000	Jabil, Inc., 1.700%, 4/15/2026	112,935
375,000	Jabil, Inc., 3.600%, 1/15/2030	313,093
330,000	Jabil, Inc., 3.950%, 1/12/2028	298,783
295,000	Marvell Technology, Inc., 2.450%, 4/15/2028	243,682
250,000	Marvell Technology, Inc., 2.950%, 4/15/2031	193,943
295,000	Microchip Technology, Inc., 0.983%, 9/01/2024	271,541
120,000	Micron Technology, Inc., 4.663%, 2/15/2030	106,466
155,000	Micron Technology, Inc., 5.327%, 2/06/2029	146,582
75,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 4.400%, 6/01/2027	70,747
600,000	Oracle Corp., 3.950%, 3/25/2051	397,923
545,000	TD SYNNEX Corp., 1.750%, 8/09/2026	463,204
495,000	Western Digital Corp., 2.850%, 2/01/2029	384,685
35,000	Western Digital Corp., 3.100%, 2/01/2032	23,796
330,000	Western Digital Corp., 4.750%, 2/15/2026	305,573

		9,879,541

	Transportation Services – 0.5%
300,000	Adani Ports & Special Economic Zone Ltd., 3.100%, 2/02/2031, 144A	216,624
210,000	Adani Ports & Special Economic Zone Ltd., 4.200%, 8/04/2027, 144A	183,810
562,000	ERAC USA Finance LLC, 6.700%, 6/01/2034, 144A	574,202

		974,636

	Treasuries – 21.6%
2,810,000	U.S. Treasury Bond, 2.000%, 11/15/2041	2,011,126

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Treasuries – continued
$6,495,000	U.S. Treasury Bond, 2.250%, 2/15/2052	$4,719,024
1,565,000	U.S. Treasury Bond, 2.875%, 5/15/2052	1,312,399
7,125,000	U.S. Treasury Bond, 3.250%, 5/15/2042	6,323,438
3,335,000	U.S. Treasury Note, 0.125%, 12/31/2022	3,307,831
3,205,000	U.S. Treasury Note, 0.125%, 4/30/2023	3,133,263
1,120,000	U.S. Treasury Note, 0.125%, 8/31/2023	1,078,481
4,890,000	U.S. Treasury Note, 0.500%, 11/30/2023	4,680,074
4,225,000	U.S. Treasury Note, 0.875%, 1/31/2024	4,036,360
15,220,000	U.S. Treasury Note, 1.500%, 2/29/2024(g)	14,636,170

		45,238,166

	Wireless – 1.5%
1,415,000	Crown Castle, Inc., 2.250%, 1/15/2031	1,080,487
55,000	Crown Castle, Inc., 3.300%, 7/01/2030	46,053
100,000	T-Mobile USA, Inc., 2.400%, 3/15/2029	81,617
180,000	T-Mobile USA, Inc., 2.700%, 3/15/2032	140,484
620,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	535,668
305,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	256,295
1,120,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	993,458

		3,134,062

	Total Non-Convertible Bonds (Identified Cost $212,621,688)	185,022,295

Convertible Bonds – 1.2%
	Airlines – 0.1%
210,000	Southwest Airlines Co., 1.250%, 5/01/2025	239,715

	Cable Satellite – 0.4%
965,000	DISH Network Corp., 3.375%, 8/15/2026	663,920
180,000	DISH Network Corp., Zero Coupon, 6.944%-9.514%, 12/15/2025(h)	118,465

		782,385

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Convertible Bonds – continued

	Consumer Cyclical Services – 0.1%
$45,000	Peloton Interactive, Inc., Zero Coupon, 0.519%-0.798%, 2/15/2026(h)	$30,143
245,000	Uber Technologies, Inc., Zero Coupon, 0.000%-1.922%, 12/15/2025(h)	203,049

		233,192

	Healthcare – 0.2%
600,000	Teladoc Health, Inc., 1.250%, 6/01/2027	438,780

	Media Entertainment – 0.0%
60,000	Twitter, Inc., Zero Coupon, 0.000%, 3/15/2026(i)	54,925

	Pharmaceuticals – 0.4%
150,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	148,625
465,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	461,792
130,000	Livongo Health, Inc., 0.875%, 6/01/2025	109,140

		719,557

	Total Convertible Bonds (Identified Cost $3,159,507)	2,468,554

Municipals – 0.3%

	Virginia – 0.3%
825,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046 (Identified Cost $816,919)	719,040

	Total Bonds and Notes (Identified Cost $216,598,114)	188,209,889

Collateralized Loan Obligations – 3.6%
395,000	522 Funding CLO Ltd., Series 2021-7A, Class D, 3-month LIBOR + 2.900%, 5.683%, 4/23/2034, 144A(b)	333,612
250,000	AGL CLO 5 Ltd., Series 2020-5A, Class BR, 3-month LIBOR + 1.700%, 4.410%, 7/20/2034, 144A(b)	233,024
430,000	AIG CLO LLC, Series 2021-1A, Class D, 3-month LIBOR + 2.950%, 5.709%, 4/22/2034, 144A(b)	369,131
675,000	AIMCO CLO Ltd., Series 2021-14A, Class D, 3-month LIBOR + 2.900%, 5.610%, 4/20/2034, 144A(b)	589,872
355,000	AIMCO CLO Ltd., Series 2017-AA, Class DR, 3-month LIBOR + 3.150%, 5.860%, 4/20/2034, 144A(b)	314,269
600,000	Alinea CLO Ltd., Series 2018-1A, Class B, 3-month LIBOR + 1.650%, 4.360%, 7/20/2031, 144A(b)	564,727
250,000	Battalion CLO VIII Ltd., Series 2015-8A, Class A2R2, 3-month LIBOR + 1.550%, 4.290%, 7/18/2030, 144A(b)	236,362
250,000	Canyon CLO Ltd., Series 2021-4A, Class B, 3-month LIBOR + 1.700%, 4.212%, 10/15/2034, 144A(b)	232,886
270,000	Carlyle U.S. CLO Ltd., Series 2021-9A, Class B, 3-month LIBOR + 1.650%, 4.360%, 10/20/2034, 144A(b)	252,671

Principal Amount	Description	Value (†)

Collateralized Loan Obligations – continued
$250,000	CIFC Funding Ltd., Series 2021-6A, Class B, 3-month LIBOR + 1.650%, 4.162%, 10/15/2034, 144A(b)	$234,257
455,000	Dryden 53 CLO Ltd., Series 2017-53A, Class B, 3-month LIBOR + 1.400%, 3.912%, 1/15/2031, 144A(b)	430,709
275,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class D2, 3-month LIBOR + 2.850%, 5.560%, 1/20/2034, 144A(b)	242,501
250,000	Galaxy XXV CLO Ltd., Series 2018-25A, Class B, 3-month LIBOR + 1.650%, 4.433%, 10/25/2031, 144A(b)	235,342
250,000	Galaxy XXVI CLO Ltd., Series 2018-26A, Class B, 3-month LIBOR + 1.700%, 4.684%, 11/22/2031, 144A(b)	235,668
255,000	Invesco CLO Ltd., Series 2021-1A, Class D,, 3-month LIBOR + 3.050% 5.562%, 4/15/2034, 144A(b)	222,174
250,000	Magnetite XIV-R Ltd., Series 2015-14RA, Class B, 3-month LIBOR + 1.600%, 4.340%, 10/18/2031, 144A(b)	237,239
530,000	Morgan Stanley Eaton Vance CLO Ltd., Series 2022-16A, Class B, 3-month SOFR + 1.950%, 2.738%, 4/15/2035, 144A(b)	498,949
250,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BRR, 3-month LIBOR + 1.650%, 4.162%, 7/15/2034, 144A(b)	234,410
300,000	Octagon Investment Partners Ltd., Series 2018-18A, Class A2, 3-month LIBOR + 1.470%, 4.210%, 4/16/2031, 144A(b)	283,037
250,000	Palmer Square CLO Ltd., Series 2013-2A, Class A2R3, 3-month LIBOR + 1.500%, 4.238%, 10/17/2031, 144A(b)	236,012
250,000	Palmer Square CLO Ltd., Series 2013-2A, Class CR3, 3-month LIBOR + 2.700%, 5.438%, 10/17/2031, 144A(b)	221,168
250,000	Rad CLO Ltd., Series 2021-15A, Class B, 3-month LIBOR + 1.650%, 4.360%, 1/20/2034, 144A(b)	232,731
360,000	Recette CLO Ltd., Series 2015-1A, Class BRR, 3-month LIBOR + 1.400%, 4.110%, 4/20/2034, 144A(b)	329,480
310,000	Sixth Street CLO XVIII Ltd., Series 2021-18A, Class D, 3-month LIBOR + 2.900%, 5.610%, 4/20/2034, 144A(b)	272,938
255,000	Voya CLO Ltd., Series 2018-3A, Class B, 3-month LIBOR + 1.650%, 4.162%, 10/15/2031, 144A(b)	238,575
	Total Collateralized Loan Obligations (Identified Cost $8,207,056)	7,511,744

Shares
Common Stocks – 0.3%

	Wireless Telecommunication Services – 0.3%
4,191	T-Mobile US, Inc.(e) (Identified Cost $546,783)	562,307

Preferred Stocks – 1.3%

Convertible Preferred Stocks – 1.2%

	Banking – 0.8%
1,095	Bank of America Corp., Series L, 7.250%	1,284,435
317	Wells Fargo & Co., Class A, Series L, 7.500%	381,668

		1,666,103

	Midstream – 0.3%
12,375	El Paso Energy Capital Trust I, 4.750%	567,641

Shares	Description	Value (†)

Preferred Stocks – continued

	Convertible Preferred Stocks – continued

	Wireless – 0.1%
250	2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A	$281,225

	Total Convertible Preferred Stocks (Identified Cost $2,382,327)	2,514,969

Non-Convertible Preferred Stocks – 0.1%

	Electric – 0.1%
213	Connecticut Light & Power Co. (The), Series 1949, 2.200%	9,544
1,860	Union Electric Co., 4.500%	160,909

		170,453

	Total Non-Convertible Preferred Stocks (Identified Cost $104,765)	170,453

	Total Preferred Stocks (Identified Cost $2,487,092)	2,685,422

Principal Amount

Short-Term Investments – 4.5%
$6,084,888	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2022 at 1.100% to be repurchased at $6,085,446 on 10/03/2022 collateralized by $6,415,100 U.S. Treasury Note, 3.000% due 7/15/2025 valued at $6,206,609 including accrued interest(j)	6,084,888
3,355,000	U.S. Treasury Bills, 3.130%, 2/23/2023(k)	3,307,885

	Total Short-Term Investments (Identified Cost $9,397,592)	9,392,773

	Total Investments – 99.7% (Identified Cost $237,236,637)	208,362,135
	Other assets less liabilities – 0.3%	667,442

	Net Assets – 100.0%	$209,029,577

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of September 30, 2022 is disclosed.

(b)	Variable rate security. Rate as of September 30, 2022 is disclosed.
(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)	Perpetual bond with no specified maturity date.
(e)	Non-income producing security.
(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(g)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(h)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(i)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(j)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(k)	Interest rate represents discount rate at time of purchase; not a coupon rate.
144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the value of Rule 144A holdings amounted to $68,538,698 or 32.8% of net assets.

ABS	Asset-Backed Securities

ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2022, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	12/20/2022	76	$9,535,799	$9,004,813	$(530,986)
Ultra Long U.S. Treasury Bond	12/20/2022	33	4,930,030	4,521,000	(409,030)

Total					$(940,016)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$10,120,991	$3,877	$10,124,868
All Other Non-Convertible Bonds*	—	174,897,427	—	174,897,427

Total Non-Convertible Bonds	—	185,018,418	3,877	185,022,295

Convertible Bonds*	—	2,468,554	—	2,468,554
Municipals*	—	719,040	—	719,040

Total Bonds and Notes	—	188,206,012	3,877	188,209,889

Collateralized Loan Obligations	—	7,511,744	—	7,511,744
Common Stocks*	562,307	—	—	562,307
Preferred Stocks
Convertible Preferred Stocks
Wireless	—	281,225	—	281,225
All Other Convertible Preferred Stocks*	2,233,744	—	—	2,233,744

Total Convertible Preferred Stocks	2,233,744	281,225	—	2,514,969

Non-Convertible Preferred Stocks*	—	170,453	—	170,453

Total Preferred Stocks	2,233,744	451,678	—	2,685,422

Short-Term Investments	—	9,392,773	—	9,392,773

Total	$2,796,051	$205,562,207	$3,877	$208,362,135

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(940,016)	$—	$—	$(940,016)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2021 and/or September 30, 2022:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2021	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2022	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2022
Bonds and Notes
ABS Home Equity	$8,643	$—	$100	$62	$—	$(4,928)	$—	$—	$3,877	$(244)

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The fund may also use futures contracts to gain investment exposure. As of September 30, 2022, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of September 30, 2022:

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(940,016)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of September 30, 2022:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$726,039	$726,039

Industry Summary at September 30, 2022 (Unaudited)

Treasuries	21.6%
Banking	10.4
ABS Car Loan	8.3
ABS Home Equity	4.9
Technology	4.7
Finance Companies	3.7
Life Insurance	2.5
ABS Other	2.4
Non-Agency Commercial Mortgage-Backed Securities	2.3
Independent Energy	2.2
Cable Satellite	2.2
Construction Machinery	2.0
Other Investments, less than 2% each	24.4
Short-Term Investments	4.5
Collateralized Loan Obligations	3.6

Total Investments	99.7
Other assets less liabilities (including futures contracts)	0.3

Net Assets	100.0%